PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER ASSETS
Deposits (i)	¥ 1,295,010		¥ 327,987
Prepaid purchase intention payment	938,516
Prepaid expenses	57,102		17,247
Funds receivable from external payment network providers (ii)	38,953		41,354
Interest receivable	10,065		14,905
Goodwill (iii)	4,778		4,778
Funds receivable for disposal of financing receivables	1,274		1,989
Others	15,887		15,361
Total	¥ 2,361,585	$ 323,536	¥ 423,621